Income and social contributions taxes - Breakdown of accumulated tax losses and social contribution tax losses carried forward (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax loss carried forward	R$ 2,702,096	R$ 3,187,324
Negative tax basis of social contribution carried forward	R$ 2,882,289	R$ 3,412,700